Payments, by Category - 12 months ended Jun. 30, 2025 - ZAR (R) R in Millions	Total	Avgold Limited [Member]	African Rainbow Minerals Gold Limited [Member]	Chemwes (Proprietary) Limited [Member]	Covalant Water Company (Proprietary) Limited [Member]	Freegold (Harmony) (Proprietary) Limited [Member]	Golden Core Trade and Invest (Proprietary) Limited [Member]	Harmony Gold Mining Company Limited [Member]	Harmony Moab Khotsong Operations (Proprietary) Limited [Member]	Kalahari Goldridge Mining Company Limited [Member]	Randfontein Estates Limited [Member]	Tswelopele Beneficiation Operation (Proprietary) Limited [Member]	Harmony Copper Limited [Member]	Morobe Consolidated Goldfields Limited [Member]
Payments:
Taxes	R 4,371			R 49		R 395	R 2,005	R 481	R 706	R 136	R 285	R 284	R 14	R 16
Royalties	1,856	R 18				274	790	60	331	62	207			114
Fees	15	1	R 1	1	R 2	3		2	3		1	1
Total Payments	R 6,242	R 19	R 1	R 50	R 2	R 672	R 2,795	R 543	R 1,040	R 198	R 493	R 285	R 14	R 130